EQUITY - Dividend policy (Details) - $ / shares			1 Months Ended										5 Months Ended
	Sep. 27, 2023	Apr. 26, 2022	Jan. 25, 2024	Aug. 25, 2023	May 26, 2023	May 09, 2023	Jan. 27, 2023	Oct. 28, 2022	Aug. 26, 2022	Jan. 28, 2022	Oct. 29, 2021	May 28, 2021	Aug. 31, 2021
Series A
EQUITY
Interim dividend per share	$ 29.00		$ 32.00			$ 29.00	$ 29.00	$ 29.00	$ 29.00	$ 29.00	$ 29.00
Final dividend per share		$ 189.00			$ 50.00							$ 26.00
Additional dividend paid per share				$ 29.00									$ 26.00
Series B Share
EQUITY
Interim dividend per share	$ 31.90		$ 35.20			$ 31.90	$ 31.90	$ 31.90	$ 31.90	$ 31.90	$ 31.90
Final dividend per share		$ 207.9			$ 55.00							$ 28.60
Additional dividend paid per share				$ 31.90									$ 28.60